NON- CONTROLLING INTEREST - Financial Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)		Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)		Dec. 31, 2018 COP ($)
Disclosure of non-controlling interest [Line Items]
Non-controlling Interest share of equity	$ 3,620.2	[1]		$ 9,584,231	[2]			$ 11,764,639
Non-controlling interest share of net income	699.1	[1]	$ 2,271,857	1,200,019	[2]	$ 1,377,070	[2]
Dividends paid to non-controlling interest	$ (229.5)	[1]	$ (745,932)	$ (768,769)	[3]	$ (743,909)	[3]
Corporacion Financiera Colombiana S.A.
Disclosure of non-controlling interest [Line Items]
Country	Colombia		Colombia	Colombia
Non-contolling Interest	61.75%		61.75%	55.21%
Non-controlling Interest share of equity				$ 3,448,932				5,071,562
Non-controlling interest share of net income			$ 1,222,634	462,137
Dividends paid to non-controlling interest			$ (308,254)	$ (340,402)
Banco de Bogota S.A.
Disclosure of non-controlling interest [Line Items]
Country	Colombia		Colombia	Colombia
Non-contolling Interest	31.26%		31.26%	31.26%
Non-controlling Interest share of equity				$ 5,395,664				5,851,536
Non-controlling interest share of net income			$ 858,253	619,515
Dividends paid to non-controlling interest			$ (332,297)	$ (322,985)
Banco de Occidente S.A.
Disclosure of non-controlling interest [Line Items]
Country	Colombia		Colombia	Colombia
Non-contolling Interest	27.73%		27.73%	27.73%
Non-controlling Interest share of equity				$ 256,858				305,790
Non-controlling interest share of net income			$ 110,321	65,941
Dividends paid to non-controlling interest			$ (75,838)	$ (84,339)
Banco Comercial AV Villas S.A.
Disclosure of non-controlling interest [Line Items]
Country	Colombia		Colombia	Colombia
Non-contolling Interest	20.13%		20.13%	20.13%
Non-controlling Interest share of equity				$ 298,651				324,151
Non-controlling interest share of net income			$ 43,896	27,263
Dividends paid to non-controlling interest			$ (15,425)	$ (14,353)
Banco Popular S.A.
Disclosure of non-controlling interest [Line Items]
Country	Colombia		Colombia	Colombia
Non-contolling Interest	6.26%		6.26%	6.26%
Non-controlling Interest share of equity				$ 184,126				$ 211,600
Non-controlling interest share of net income			$ 36,753	25,163
Dividends paid to non-controlling interest			$ (14,118)	$ (6,690)

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.
[3]	See note 2.5 “Changes in accounting policies”.